Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Summary of Ordinary Shares, and Deferred Shares Issued

The table below reflects the number of ordinary shares and deferred shares issued and outstanding at June 30, 2023 and December 31, 2022.

	June 30,	December 31,
	2023	2022
Ordinary shares	65,369,417	65,113,575
Deferred shares of £0.00001	37,402	24,812
Deferred shares of £100,000	1	1
Total ordinary and deferred shares	65,406,820	65,138,388